Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 9	$ 5	$ 14	$ (21)	$ (102)	$ (72)	$ 30
Other comprehensive income (loss), net of tax:
Pension liability adjustment						(1)
Interest rate swap, net of tax	(1)		5
Loss on settlement of pension obligations							3
Change in foreign currency translation adjustments	2	11	(15)		(15)	(32)	(2)
Net current period other comprehensive income (loss)	1	11	(10)		(15)	(33)	1
Total comprehensive income (loss)	10	16	4	(21)	(117)	(105)	31
Less: comprehensive income attributable to noncontrolling interest, net of tax		1		1	1	1	6
Comprehensive income (loss) attributable to the Company	$ 10	$ 15	$ 4	$ (22)	$ (118)	$ (106)	$ 25